EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
A reconciliation of weighted average basic shares outstanding to weighted average diluted shares outstanding and the computation of basic and diluted EPS are as follows:

	Years Ended December 31,
	2016	2015	2014
Net income (loss) from continuing operations attributable to CB&I (net of $71,159, $71,943 and $90,642 of noncontrolling interests)	$217,286	$(680,596)	$413,277
Net (loss) income from discontinued operations attributable to CB&I (net of $2,187, $2,511 and $1,876 of noncontrolling interests)	(530,455)	176,181	130,330
Net (loss) income attributable to CB&I	$(313,169)	$(504,415)	$543,607

Weighted average shares outstanding—basic	102,811	106,766	108,047
Effect of restricted shares/performance based shares/stock options (1)	837	—	1,045
Effect of directors’ deferred-fee shares (1)	14	—	30
Weighted average shares outstanding—diluted	103,662	106,766	109,122
Net (loss) income attributable to CB&I per share (Basic):
Continuing operations	$2.11	$(6.37)	$3.82
Discontinued operations	(5.16)	1.65	1.21
Total	$(3.05)	$(4.72)	$5.03
Net (loss) income attributable to CB&I per share (Diluted):
Continuing operations	$2.10	$(6.37)	$3.79
Discontinued operations	(5.12)	1.65	1.19
Total	$(3.02)	$(4.72)	$4.98

(1)
The effect of restricted shares, performance based shares, stock options and directors’ deferred-fee shares were not included in the calculation of diluted EPS for 2015 due to the net loss from continuing operations for the period. Antidilutive shares excluded from diluted EPS were not material for 2016 and 2014.